Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Tables) [Line Items]
Schedule of property, plant and equipment
Estimated Useful Life (In Years)
Land	N/A – indefinite
Buildings & warehouse	2 – 40 years
Leasehold improvements	Shorter of lease term or useful life
Furniture and appliances	5 years
Agricultural equipment	2 – 10 years
Computer equipment	3 years
Laboratory equipment	3 – 20 years

Herbal Brands, Inc. [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of finite-lived intangible assets acquired as part of business combination
Remaining Useful Life at the Acquisition Date (In Years)
Finite-lived intangible assets:
Customer contracts	8.7
Customer relationships	4 – 7
Customer list	5
Brand	10